PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:-	PROPERTY AND EQUIPMENT, NET

a.	Property and equipment, net consisted of the following:

	December 31,
	2019	2018
Cost:

Buildings and land	$91,823	$92,025
Computers, software and electronic equipment	51,745	50,390
Network equipment	27,837	40,502
Office furniture and equipment	3,665	5,317
Vehicles	240	324
Leasehold improvements	3,674	3,556

	178,984	192,114
Accumulated depreciation	96,400	107,711

Depreciated cost	$82,584	$84,403

*)
The Company recorded a reduction of $18,718, $732 and $46,051 to the cost and accumulated depreciation of fully depreciated propery plant and equipment that are no longer in use for the years ended December 31, 2019, 2018 and 2017, respectively.

b.	Depreciation expenses amounted to $10,067, $9,874 and $7,465 in the years ended December 31, 2019, 2018 and 2017, respectively.

c.
During the years ended December 31, 2019, 2018 and 2017, the Company recognized capital losses of $461, $275 and $245, respectively, with respect to disposal of abandoned assets primarily attributed to office and furniture group.

d.
The Company leases part of its buildings as offices spaces to others. The gross income generated from such leases amounted to approximately $5,770, $6,150 and $5,900 in the years ended December 31, 2019, 2018 and 2017, respectively. These amounts do not include the corresponding offsetting expenses related to this income.

e.	As for pledges and securities, see also Note 13c.